Property, Furniture and Equipment	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Furniture and Equipment
11.	Property, Furniture and Equipment
The movement of property, furniture and equipment and the respective accumulated depreciation for the years ended December 31, 2025, 2024 and 2023 is as follows:

In thousands of soles	Note	Land (a)	Buildings and facilities (a)	Medical equipment and others (a)	Vehicles	Furniture and fixture	Works in progress (b)	Total
Cost
Balances as of January 1, 2023		359,135	1,791,937	447,666	1,180	28,091	24,200	2,652,209
Additions		—	24,634	46,207	819	6,240	45,111	123,011
Business combination balances	1.C.	—	—	185	104	69	—	358
Reclassifications to intangible assets		—	—	11	—	—	(1,344)	(1,333)
Reclassifications from right-of-use asset (c)		—	—	8,169	126	—	—	8,295
Transfers		—	15,708	(80)	(4)	59	(15,683)	—
Write-off (e)		—	(118)	(7,480)	(111)	(198)	—	(7,907)
Disposals		(1,127)	(75)	(127)	(342)	(353)	—	(2,024)
Exchange difference		36,637	199,388	45,777	2	3,236	2,567	287,607

Balances as of December 31, 2023		394,645	2,031,474	540,328	1,774	37,144	54,851	3,060,216

Balances as of January 1, 2024		394,645	2,031,474	540,329	1,774	37,144	54,850	3,060,216
Additions (a)		—	21,705	51,124	153	2,588	23,839	99,409
Reclassifications from intangible assets		—	—	63	—	—	—	63
Reclassifications from right-of-use asset (c)		—	—	6,515	—	—	—	6,515
Transfers		—	7,208	18,292	—	2,785	(28,285)	—
Write-off (e)		—	(262)	(8,913)	—	(493)	(17)	(9,685)
Disposals		—	—	(1)	(195)	(18)	—	(214)
Exchange difference		(38,121)	(219,597)	(44,603)	(72)	(3,522)	(3,892)	(309,807)

Balances as of December 31, 2024		356,524	1,840,528	562,806	1,660	38,484	46,495	2,846,497

Balances as of January 1, 2025		356,524	1,840,528	562,806	1,660	38,484	46,495	2,846,497
Additions (a)		—	14,702	40,144	—	2,484	13,714	71,044
Reclassifications to intangible assets		—	—	(8)	—	—	—	(8)
Reclassifications from right-of-use asset (c)		—	—	16,423	837	28	—	17,288
Transfers		—	16,101	2,876	—	339	(19,316)	—
Write-off (e)		—	(1,048)	(9,026)	(53)	(2,087)	—	(12,214)
Disposals		(2,979)	(1,651)	(10)	(203)	(3)	—	(4,846)
Exchange difference		7,335	40,835	10,795	5	888	651	60,509

Balances as of December 31, 2025		360,880	1,909,467	624,000	2,246	40,133	41,544	2,978,270

In thousands of soles	Note	Land (a)	Buildings and facilities (a)	Medical equipment and others (a)	Vehicles	Furniture and fixture	Works in progress (b)	Total
Accumulated depreciation
Balances as of January 1, 2023		—	(136,809)	(185,129)	(530)	(9,597)	—	(332,065)
Additions (d)		—	(52,062)	(76,236)	(259)	(3,885)	—	(132,442)
Reclassifications from right-of-use asset (c)		—	—	(5,239)	(100)	—	—	(5,339)
Write-off (e)		—	23	5,628	111	79	—	5,841
Disposals		—	56	111	312	—	—	479
Exchange difference		—	(5,620)	(17,342)	75	(663)	—	(23,550)

Balances as of December 31, 2023		—	(194,412)	(278,207)	(391)	(14,066)	—	(487,076)

Balances as of January 1, 2024		—	(194,412)	(278,207)	(391)	(14,066)	—	(487,076)
Additions (d)		—	(51,953)	(58,778)	(359)	(4,147)	—	(115,237)
Reclassifications from right-of-use asset (c)		—	—	(3,944)	—	—	—	(3,944)
Write-off (e)		—	203	4,595	—	347	—	5,145
Disposals		—	—	1	143	—	—	144
Exchange difference		—	11,176	22,605	(69)	882	—	34,594

Balances as of December 31, 2024		—	(234,986)	(313,728)	(676)	(16,984)	—	(566,374)

Balances as of January 1, 2025		—	(234,986)	(313,728)	(676)	(16,984)	—	(566,374)
Additions (d)		—	(52,598)	(58,856)	(326)	(3,637)	—	(115,417)
Reclassifications from right-of-use asset (c)		—	—	(10,980)	(837)	(16)	—	(11,833)
Write-off (e)		—	136	8,671	34	1,985	—	10,826
Disposals		—	96	8	133	1	—	238
Exchange difference		—	(2,532)	(5,904)	16	(288)	—	(8,708)

Balances as of December 31, 2025		—	(289,884)	(380,789)	(1,656)	(18,939)	—	(691,268)

Net carrying amount
Balances as of December 31, 2023		394,645	1,837,062	262,121	1,383	23,078	54,851	2,573,140
Balances as of December 31, 2024		356,524	1,605,542	249,078	984	21,500	46,495	2,280,123
Balances as of December 31, 2025		360,880	1,619,583	243,211	590	21,194	41,544	2,287,002

(a)	In 2025, the Group acquired medical equipment for S/ 40,144 thousand to expand the clinical services (S/ 51,124 thousand and S/ 46,207 thousand in 2024 and 2023, respectively).
In addition during 2025, the infrastructure includes S/ 12,773 thousand of costs incurred for the expansion of the Peruvian clinics and S/ 1,929 thousand of the OCA Hospital in Mexico (S/ 8,168 thousand of costs incurred for the expansion of the Peruvian clinics, S/ 6,998 thousand of the Colombia clinics and S/ 6,539 thousand of the OCA Hospital in Mexico during 2024 and S/ 9,361 thousand of costs incurred for the Peruvian clinics, S/ 5,902 thousand of the Colombia clinics, S/ 9,371 thousand of the OCA Hospital in México during 2023).

(b)
As of December 31, 2025, 2024 and 2023, the additions of constructions in progress amounted to S/ 13,714 thousand. This includes cost of projects related to the remodeling of the Peruvian clinics for an amount of S/ 2,691, Colombia clinics for an amount of S/ 2,253 and OCA Hospital in México for an amount of S/ 8,770.

(c)	Corresponds to transfers from right-of-use as a consequence of the termination of the lease agreement with option to purchase.
(d)	The depreciation recognized in the consolidated statement of profit or loss and other comprehensive income includes:

In thousands of soles	Note	2025	2024	2023
Cost of sales and services	21	92,400	95,193	113,360
Administrative expenses	21	23,017	20,044	19,082

		115,417	115,237	132,442

(e)
It includes the
write-off
of the physical inventory of fixed assets of the Group in 2025 with a cost of S/ 1,308 thousand (S/ 1,457 thousand in 2024) and accumulated depreciation of S/ 1,251 thousand (S/ 907 thousand in 2024).